Statements of Financial Position - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 22,317,548	$ 53,884,809
Investments	926,019	3,596,592
Prepaid expenses and deposits	1,480,341	1,519,157
Sales taxes recoverable	2,209,948	3,299,646
Interest receivable		75,322
Secured notes	2,817,554
Total current assets	29,751,410	62,375,526
Non-current assets
Exploration and evaluation assets	34,505,484	9,093,187
Investment in Kirkland Lake Discoveries Corp.	1,525,756	2,861,250
Property and equipment	7,938,149	7,638,608
Secured notes		2,454,300
Right-of-use assets	118,509	156,622
Other assets	179,703
Total non-current assets	44,267,601	22,203,967
Total Assets	74,019,011	84,579,493
Current liabilities
Accounts payable and accrued liabilities	7,325,203	6,492,354
Flow-through share premium		12,426,322
Lease liabilities	53,783	88,958
Total current liabilities	7,378,986	19,007,634
Lease liabilities	69,320	68,839
Total non-current liabilities	69,320	68,839
Total liabilities	7,448,306	19,076,473
EQUITY
Share capital	341,346,716	290,244,029
Reserves	34,988,421	34,755,069
Deficit	(309,764,432)	(259,496,078)
Total equity	66,570,705	65,503,020
Total Liabilities and Equity	$ 74,019,011	$ 84,579,493